UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 354-0677

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California           November 11, 2010
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   59

FORM 13F INFORMATION TABLE VALUE TOTAL:   $399,233,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                               September 30, 2010

                                   TITLE                        VALUE     SHARES/  SH/ PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS            CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION MANAGER  SOLE   SHARED  NONE
ACCELRYS INC                      COM               00430U103   14,122  2,029,102  SH            SOLE             2,029,102
AFFORDABLE RESIDENTIAL COMNTY     NOTE 7.500% 8/1   00828UAB9   10,378 10,015,000  PRN           SOLE            10,015,000
ALBANY INTL CORP                  COM               012348108    2,744    145,034  SH            SOLE               145,034
ALLIANCE HEALTHCARE SRVCS IN      COM               018606202    1,790    390,901  SH            SOLE               390,901
ALLIANCE ONE INTL INC             COM               018772103    2,489    599,700  SH            SOLE               599,700
ALTISOURCE PORTFOLIO SOLNS S      REG SHS           L0175J104    4,905    157,504  SH            SOLE               157,504
AMERICAN DAIRY INC                COM               025334103      996     95,300  SH            SOLE                95,300
AMERICAN DENTAL PARTNERS          COM               025353103    4,681    388,114  SH            SOLE               388,114
AMERIGON INC                      COM               03070L300    5,790    562,096  SH            SOLE               562,096
APPLE INC                         COM               037833100    2,071      7,297  SH            SOLE                 7,297
ASSET ACCEPTANCE CAPITAL CORP CMN COM               04543P100    3,413    635,646  SH            SOLE               635,646
ASTA FDG INC                      COM               046220109      521     68,312  SH            SOLE                68,312
ATLAS ENERGY INC                  COM               049298102    1,118     39,032  SH            SOLE                39,032
BROADRIDGE FINL SOLUTIONS IN      COM               11133T103    7,472    326,726  SH            SOLE               326,726
CAI INTERNATIONAL INC             COM               12477X106    7,980    526,030  SH            SOLE               526,030
CELERA CORP                       COM               15100E106   10,369  1,538,383  SH            SOLE             1,538,383
CELLU TISSUE HLDGS INC            COM               151169109    4,825    404,462  SH            SOLE               404,462
CHINA NEW BORUN CORP              COM               16890T105    1,980    170,700  SH            SOLE               170,700
CHINACAST EDU CORP                COM               16946T109      885    125,000  SH            SOLE               125,000
CLARUS CORP                       COM               182707109    1,083    165,371  SH            SOLE               165,371
CLEARWATER PAPER CORP             COM               18538R103    3,043     40,000  SH            SOLE                40,000
COGENT COMM GROUP INC             NOTE 1% 6/1       19239VAB0   19,977 24,069,000  PRN           SOLE            24,069,000
COINSTAR                          COM               19259P300   23,481    546,188  SH            SOLE               546,188
COMPUCREDIT HLDGS CORP            NOTE 5.875% 11/3  20478NAD2      424  1,000,000  PRN           SOLE             1,000,000
CRAY INC                          COM NEW           225223304    3,895    590,221  SH            SOLE               590,221
DOLLAR FINL CORP                  NOTE 3.000% 4/0   256664AC7    9,036  9,025,000  PRN           SOLE             9,025,000
ENERGY CONVERSION DEVICES IN      NOTE 3.00% 6/1    292659AA7    5,184  7,459,000  PRN           SOLE             7,459,000
ENERGY CONVERSION DEVICES IN      COM               292659109      811    161,635  SH            SOLE               161,635
EZCORP INC                        CL A NON VTG      302301106   15,183    757,621  SH            SOLE               757,621
FURIEX PHARMACEUTICALS INC        COM               36106P101    1,647    146,013  SH            SOLE               146,013
GLOBALSTAR INC                    NOTE 5.7 % 4/0    378973AA9    2,013  2,500,000  PRN           SOLE             2,500,000
GLOBE SPECIALTY METALS INC        COM               37954N206    9,246    658,520  SH            SOLE               658,520
HEARTLAND PMT SYS INC             COM               42235N108      849     55,757  SH            SOLE                55,757
HILLTOP HOLDINGS INC              COM               432748101      192     20,000  SH            SOLE                20,000
HURON CONSULTING GROUP INC        COM               447462102   15,111    687,156  SH            SOLE               687,156
ALERE INC                         PERP PFD CONV SE  01449J204   12,848     58,398  SH            SOLE                58,398
JARDEN CORP                       COM               471109108    5,946    191,013  SH            SOLE               191,013
LENDER PROCESSING SVCS INC        COM               52602E102    7,684    231,231  SH            SOLE               231,231
MACQUARIE INFRASTR CO LLC         MEMBERSHIP INT    55608B105   16,309  1,052,214  SH            SOLE             1,052,214
MAIDEN HOLDINGS LTD               COM               G5753U112   14,538  1,910,303  SH            SOLE             1,910,303
MASTERCARD INC                    CL A              57636Q104    8,736     39,000  SH            SOLE                39,000
MDS INC                           COM               55269P302   33,929  3,359,339  SH            SOLE             3,359,339
MI DEVELOPMENTS INC               COM               55304X104    1,369    124,589  SH            SOLE               124,589
PAIN THERAPEUTICS INC             COM               69562K100   10,890  1,762,178  SH            SOLE             1,762,178
PDL BIOPHARMA INC                 COM               69329Y104    6,937  1,318,737  SH            SOLE             1,318,737
PHARMACEUTICAL PROD DEV INC       COM               717124101    7,065    285,000  SH            SOLE               285,000
PROVIDENCE SVC CORP               NOTE 6.500% 5/1   743815AB8    3,806  4,000,000  PRN           SOLE             4,000,000
QUANTUM CORP                      COM DSSG          747906204    1,515    714,800  SH            SOLE               714,800
QUINSTREET INC                    COM               74874Q100    3,526    235,200  SH            SOLE               235,200
REGIS CORP MINN                   NOTE 5.000% 7/1   758932AA5   14,596 10,350,000  PRN           SOLE            10,350,000
SONIC AUTOMOTIVE INC              NOTE 5.000% 10/0  83545GAQ5    8,682  8,200,000  PRN           SOLE             8,200,000
SPECTRUM CTL INC                  COM               84763R101    1,169     43,011  SH            SOLE                43,011
SUN HEALTHCARE GROUP INC          COM NEW           866933401    2,965    350,000  SH            SOLE               350,000
TERRA NOVA RTY CORP               COM               88102D103    4,658    624,345  SH            SOLE               624,345
TOMOTHERAPY INC                   COM               890088107    3,442    977,820  SH            SOLE               977,820
TREX INC                          NOTE 6.000% 7/0   89531PAA3    7,032  6,459,000  PRN           SOLE             6,459,000
WILLIS GROUP HOLDINGS PUBLIC      SHS               G96666105    4,623    150,000  SH            SOLE               150,000
XERIUM TECHNOLOGIES INC           COM NEW           98416J118    8,032    609,388  SH            SOLE               609,388
XEROX CORP                        COM               984121103    9,232    892,000  SH            SOLE               892,000